Financial Liabilities at Amortized Cost - Schedule of Borrowings from Financial Institutions (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings and other obligations
Total	$ 1,296,751	$ 1,103,468
Bank of America, N.A [Member]
Foreign trade financing
Foreign banks	238,925	124,057
HSBC Bank [Member]
Foreign trade financing
Foreign banks	208,465	245,469
JP Morgan Chase Bank, N.A. [Member]
Foreign trade financing
Foreign banks	168,329
Caixabank S.A. [Member]
Foreign trade financing
Foreign banks	147,091	201,802
Citibank N.A [Member]
Foreign trade financing
Foreign banks	137,114	2,189
Zurcher Kantonalbank [Member]
Foreign trade financing
Foreign banks	108,803	90,386
Bank of New York Mellon [Member]
Foreign trade financing
Foreign banks	85,533	240,008
Standard Chartered Bank (Hong Kong) Limited [Member]
Foreign trade financing
Foreign banks	63,261
Standard Chartered Bank [Member]
Foreign trade financing
Foreign banks	2,086	2,685
Commerzbank AG [Member]
Foreign trade financing
Foreign banks	839	1,417
Wells Fargo Bank N.A. [Member]
Foreign trade financing
Foreign banks	50	1,890
DZ Bank AG Deutsche [Member]
Foreign trade financing
Foreign banks		41,646
MUFG Bank, LTD [Member]
Foreign trade financing
Foreign banks		71
Wells Fargo Bank, N.A [Member]
Borrowings and other obligations
Borrowings and other obligations	136,255	150,775
Citibank N.A. United Kingdom [Member]
Borrowings and other obligations
Borrowings and other obligations		986
Deutsche Bank Trust Company Americas [Member]
Borrowings and other obligations
Borrowings and other obligations		87
Subtotal foreign banks [Member]
Borrowings and other obligations
Borrowings and other obligations	1,296,751	1,103,468
Banco Central de Chile (the Central Bank of Chile) [Member]
Borrowings and other obligations
Banco Central de Chile (the Central Bank of Chile)